GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

5.           GOODWILL

All goodwill are allocated to the product sales segment. The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021, are as follows:

	Ador Inc	Ezbuy	Total
Balance at January 1, 2020
Goodwill	$690	$27,232	$27,922
Accumulated impairment loss	—	—	—
	$690	$27,232	$27,922
Effect of exchange rate changes on goodwill	—	1,823	1,823
Impairment loss	—	—	—
Balance at December 31, 2020
Goodwill	$690	$29,055	$29,745
Accumulated impairment loss	—	—	—
	$690	$29,055	$29,745
Effect of exchange rate changes on goodwill	—	695	695
Impairment loss	—	—	—
Balance at December 31, 2021
Goodwill	$690	$29,750	$30,440
Accumulated impairment loss	—	—	—
	$690	$29,750	$30,440